SUBSEQUENT EVENTS (Details) R / shares in Units, R in Millions				12 Months Ended
	Oct. 20, 2021 shares	Sep. 27, 2021 ZAR (R)	Aug. 25, 2021 ZAR (R) R / shares	Jun. 30, 2021 ZAR (R) shares R / shares	Jun. 30, 2020 ZAR (R) shares	Jun. 30, 2019 ZAR (R)
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid | R				R 641.3	R 565.1	R 0.0
Conditional shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement				1,979,860	5,860,760
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share approved by directors | R / shares			R 0.40	R 0.40
Amount of dividends approved by directors | R			R 342.0	R 342.0
Dividends paid | R		R 342.0
Major ordinary share transactions [member] | Conditional shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	3,508,232
Major ordinary share transactions [member] | Conditional shares [member] | D J Pretorius [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	549,986
Major ordinary share transactions [member] | Conditional shares [member] | A J Davel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	292,796
Major ordinary share transactions [member] | Conditional shares [member] | W J Schoeman [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	292,796
Major ordinary share transactions [member] | Conditional shares [member] | E Beukes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	39,375